Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation Expense Recognized in Statements of Operations

Share-based compensation expense recognized under the 2015 Plan and Historical Plans in the accompanying consolidated statements of operations was as follows:

	Year ended March 31,
	2017	2016	2015
Cost of revenue	$1,353	$633	$151
Research and development	1,873	1,711	544
Sales and marketing	4,719	3,180	1,684
General and administrative	2,349	2,362	3,047
Total share-based compensation expense	$10,294	$7,886	$5,426

Schedule of Share-Based Compensation, Stock Options, Activity

Share option activity under the 2015 Plan and Historical Plans for the year ended March 31, 2017 was as follows:

	Number of Awards	Weighted Average Exercise Price (3)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding as of March 31, 2016	8,069,866	$5.00	7.16	$38,541
Options granted	2,421,000	$20.22
Options exercised	(1,656,930)	$2.70
Options forfeited and cancelled	(152,675)	$7.69
Outstanding as of March 31, 2017	8,681,261	$9.58	7.44	$111,178
Exercisable as of March 31, 2017	3,367,783	$3.53	5.40	$63,506
Exercisable and expected to be exercisable as of March 31, 2017 (2)	8,349,271	$9.35	7.37	$108,885

(1)

As of March 31, 2017 and 2016, the aggregate intrinsic value was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ exchange on March 31, 2017 and 2016 respectively, and the exercise price of the underlying options.

(2)

This represents the number of exercisable options plus the number of options expected to become exercisable as of March 31, 2017 based on the options outstanding as of March 31, 2017 adjusted for estimated forfeitures.

(3)

Certain of the Company’s option grants have an exercise price denominated in British pounds. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and cancelled was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or cancellation, as appropriate.

Schedule of Share-Based Compensation, Restricted Share Units, Activity

	Number of Shares	Weighted Average Grant Date Fair Value	Intrinsic Value
Unvested restricted share units as of March 31, 2016	42,224	$10.00	$412
Restricted share units granted	14,190	$21.14	300
Restricted share units vested	(28,328)	$10.00	330
Restricted share units canceled	—	$—	—
Unvested restricted share units as of March 31, 2017	28,086	$15.63	$629